Earnings Per Common Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010 Class A common stock	Apr. 30, 2010 Class B common stock	Dec. 31, 2010 Class B common stock	Jun. 30, 2010 Malone Transaction Class A common stock	Apr. 30, 2010 Malone Transaction Class A common stock	Jun. 30, 2010 Malone Transaction Class B common stock	Apr. 30, 2010 Malone Transaction Class B common stock
Related party transactions
Exchange of Class B common shares for Class A common shares		21,809,863				21,809,863	21,809,863
Exchange of Class B common shares for Class A common shares (in shares)				26,547,624	26,547,624
Number of shares of Class A common stock issued in exchange for each share of Class B common stock				1	1
Fair value of additional Class A common stock issued as conversion inducement	$ 160		$ 160	$ 160	$ 160	$ 160	$ 160